Investment Property (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Properties	ThCh$	ThCh$	ThCh$
Balance at January 1, 2018	9,189,377	(832,605)	8,356,772
Depreciation expense	—	(19,591)	(19,591)
Other increases (decreases)	—	(779,825)	(779,825)
Balance at December 31, 2018	9,189,377	(1,632,021)	7,557,356
Depreciation expense	—	(19,812)	(19,812)
Impairment (*)	—	(742,389)	(742,389)
Balance at December 31, 2019	9,189,377	(2,394,222)	6,795,155

(*) See Note 31.

Schedule of fair value hierarchy of investment properties

	Fair value measured at the end of the reporting period using:
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	7,880,432
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	For the years ended December 31,
	2019	2018	2017
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Rental income from investment properties	202,896	204,166	192,719
Direct operating expense from investment properties generating rental income	(44,136)	(56,327)	(78,367)
Total	158,760	147,839	114,352